Cash and Cash Equivalents	6 Months Ended
Jun. 30, 2025
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents

Note 6 – Cash and Cash Equivalents

	As of June 30, 2025	As of December 31, 2024
	(Unaudited)	(Audited)
Cash and bank balances	$61,889	$50,388
Total cash and cash equivalents	$61,889	$50,388

As of June 30, 2025 and December 31, 2024, the Company recorded cash and cash equivalents of $61,889 and $50,388 respectively which consists of cash on hand and bank balances.